Long-Term Debt - Summary of Principal Maturities of Borrowings (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018		$ 0
2019		0
2020		0
2021		0
2022		85,339
Long-term debt, total	$ 394,639	$ 85,339	$ 20,000